BRIDGE LOANS LIABILITIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
BRIDGE LOANS LIABILITIES

NOTE 9 - BRIDGE LOANS LIABILITIES:

A.	Between August 2022 to January 2023, Security Matters PTY Ltd. entered into bridge loan agreements (the “Bridge Loans”) with eleven lenders, which lent Security Matters PTY Ltd. an aggregate amount of $3,860.

Part of the lender received also bonus warrants and redeemable warrants as described above.

The Bridge Loans have a maturity date of up to two years and bear an interest rate of 10% per annum.

The loan components were accounted in accordance with the amortized cost method.

As of December 31, 2024 and December 31, 2023, the principal and the accumulated interest of the bridge loans were amounted to $728 and $1,739, respectively.

As part of the Bridge Loans agreements, some of the lenders were granted two types of warrants:

(i)	Bonus Warrants - 0.32 warrants to purchase ordinary shares of the Company at an exercise price of $541 per share and a first priority security interest in the shares of Security Matters PTY’s interest in TrueGold Consortium Pty Ltd.

The Bonus Warrants term is five years commencing upon the BCA.

Management valuing the Bonus Warrants using the Black and Scholes model.

As of December 31, 2024 and December 31, 2023, the fair value of the Bonus Warrants was nil.

(ii)	Redeemable Warrants Type 1 – 0.13 warrants to purchase ordinary shares of SMX PLC at a purchase price of $541 per share. The Redeemable Warrants Type 1 term is five years commencing upon the BCA.

●	50.00% of the Redeemable Warrants Type 1 shall be redeemable on a non-cumulative basis at the option of the holder, during the 30 days following the Business Combination for $235.125 per warrant.

●	25.00% of the Redeemable Warrants Type 1 shall be redeemable on a non-cumulative basis at the option of the holder for the 30 days following the third anniversary of the Business Combination for $235.125 per warrant.

●	25.00% of the Redeemable Warrants Type 1 shall be redeemable on a non-cumulative basis at the option of the holder for the 30 days following the fourth anniversary of the Business Combination for $235.125 per warrant .

Management utilized a third-party appraiser to assist them in valuing the Redeemable Warrants Type 1. The fair value of the Redeemable Warrants Type 1 was calculated using the Monte-Carlo simulation model.

As of December 31, 2024 and December 31, 2023, the fair value of the Redeemable Warrants Type 1 was $34 and $72, respectively.

(iii)	Redeemable Warrants Type 2 – 0.53 warrants to purchase ordinary shares of SMX PLC at a purchase price of $541 per share. The Redeemable Warrants Type 2 term is five years commencing upon the SPAC transaction (see also Note 1B).

●	50.00% of the Redeemable Warrants Type 2 shall be redeemable on a non-cumulative basis at the option of the holder, during the 30 days following the first anniversary of the Business Combination for $235.125 per warrant.

●	50.00% of the Redeemable Warrants Type 2 shall be redeemable on a non-cumulative basis at the option of the holder, during the 30 days following the second anniversary of the Business Combination for $235.125 per warrant.

Management utilized a third-party appraiser to assist them in valuing the Redeemable Warrants Type 2. The fair value of the Redeemable Warrants Type 2 was calculated using Monte-Carlo simulation model.

As of December 31, 2024 and December 31, 2023, the fair value of the Redeemable Warrants Type 2 was $140 and $421, respectively.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 9 - BRIDGE LOANS LIABILITIES (CONT.):

Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.

The main assumptions used in the three valuation models as of December 31, 2024 described above were:

(1)

risk free rate 4.27%; (2) volatility of assets 53.94%; and (3) expected terms of the warrants 3.18 years.

All warrants were classified as a derivative financial liability and are re-measured each reporting date, with changes in fair value recognized in finance expense (income), net.

The main assumptions used in the three valuation models as of December 31, 2023 described above were:

(1) risk free rate 3.91%; (2) volatility of assets 73.74%; and (3) excepted terms of the warrants 4.18 years.
All warrants were classified as a derivative financial liability and are re-measured each reporting date, with changes in fair value recognized in finance expense (income), net.

Conversions during the reporting period:

1.	In March 2023, the Company signed an addendum to the Bridge Loans agreements which convert principal amount of $1,350 and redeemable warrants at the amount of $1,000 into 408 ordinary shares.

2.	On December 31, 2023, the Company signed an addendum to the Bridge Loans agreements which convert principal amount of $750 and redeemable warrants at the amount of $1,450 into 1,886 ordinary shares. According to the addendum the company has issued to the lenders an aggregate of fully paid 1,886 warrants to purchase up to an aggregate of 1,886 ordinary shares at an exercise price of $2,501 per share. The Warrants were exercisable immediately upon issuance and will expire three years following their issuance.

The warrants include a cashless exercise mechanism, according to the terms specified in the addendum and it’s according to the lender election (the “Cashless Warrants”).

Therefore, the Company accounted the Cashless Warrants as financial liability instruments that measured at fair value and recognized financial expenses or income through profit and loss.

As of December 31, 2023, the Cashless Warrants fair value was $1,023.

The Company valued each Cashless Warrants at $0.25 per warrant by using the Black-Scholes option-pricing model. The key inputs that were used in the Cashless Warrants fair value as of December 31, 2023 were:

●	risk-free interest rate 4.13%
●	expected volatility 70.39%
●	expected dividend yield of 0%
●	expected term of warrants – 3 years

3.	During the twelve-month period ended December 31, 2024 all the Cashless Warrants were fully exercised in cashless and converted into 472 ordinary shares. In addition, the company issued another 290 ordinary shares according to an amendment to the agreement with those investors.

4.	On June 27, 2024, the Company converted $119 debt to 11,699 ordinary shares and issued 900 warrants at an exercise price of $0.165 per warrant.

5.	On September 4, 2024, the Company converted $1,300 debt and accumulated interest into Senior Promissory Note (see note 8.H).